Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Deferred revenue		¥ 32	¥ 1,410
Accrued expenses and other liabilities		2,244	698
Guarantee liabilities		280,261	86,931
Fair value changes		7,801	17,241
Allowance for uncollectible receivables		93,367	166,999
Advertising expenses in excess of deduction limit		14,830	47,978
Valuation allowance	[1]	(27,233)	(141,086)
Total		371,302	180,171
Deferred tax liabilities:
Contract assets, net		70,065	136,213
Contract cost		643	49
Intangible assets		5,354	7,917
Total		76,062	144,179
Net deferred tax (liabilities)/assets		¥ 295,240	¥ 35,992

[1]	A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, forecasts of future profitability, existence of taxable temporary differences and reversal periods. The valuation allowance is considered on an individual entity basis. The Group has recognized a valuation allowance against deferred tax assets of RMB141,086 and RMB27,233 for the years ended December 31, 2024 and 2025, respectively.